Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of Fourth Quarter Events [Line Items]
Interest income	$ 24,096	$ 24,255	$ 24,625	$ 24,332	$ 24,726	$ 24,415	$ 24,659	$ 23,895	$ 97,308	$ 97,695	$ 97,247
Interest expense	2,262	2,477	2,655	2,716	3,336	3,640	3,842	3,878	10,110	14,696	17,397
Net interest income	21,834	21,778	21,970	21,616	21,390	20,775	20,817	20,017	87,198	82,999	79,850
Provision for loan losses	2,150	2,500	2,950	2,500	3,350	13,750	1,700	1,792	10,100	20,592	21,000
Noninterest income	7,805	7,148	7,460	7,441	7,062	7,278	8,156	7,956	29,854	30,452	29,380
Net gains (loss) on sales of securities	92	(37)	12	984	0	7	309	34	1,051	350	2,801
Noninterest expense	22,486	23,053	22,674	22,931	21,731	23,355	24,621	24,307	91,144	94,014	97,103
Provision (benefit) for federal income taxes	1,547	1,381	1,044	942	888	(3,334)	660	342	4,914	(1,444)	(4,536)
Net income (loss)	$ 3,456	$ 1,992	$ 2,762	$ 2,684	$ 2,483	$ (5,718)	$ 1,992	$ 1,532	$ 10,894	$ 289	$ (4,337)
Earnings per share, basic (in dollars per share)	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 0.18	$ (0.41)	$ 0.14	$ 0.11	$ 0.77	$ 0.02	$ (0.33)
Earnings per share, diluted (in dollars per share)	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 0.18	$ (0.41)	$ 0.14	$ 0.11	$ 0.77	$ 0.02	$ (0.33)